Intangible assets - Sensitivity analysis (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Recoverable amount and carrying amount
2020 forecast period, Value in use model	2 years
2020 extended budget and forecast period, Value in use model	2 years
2019 extended budget and forecast period, Value in use model		2 years
Percentage variation increase (decrease) applied to terminal growth rate assumption	(0.50%)
Percentage variation increase (decrease) applied to discount rate assumption	0.50%
Fair value less costs to sell earnings multiple	6.7
Growth rate for terminal value			1.50%
Carrying amount of goodwill	$ 1,624	$ 1,636
Minimum
Recoverable amount and carrying amount
Growth rate for terminal value	1.00%
Maximum
Recoverable amount and carrying amount
Growth rate for terminal value		1.50%
Metal Beverage Packaging Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 566	$ 577	$ 604
Excess of recoverable amount	$ 2,109	$ 1,673	$ 1,650
Pre‑tax discount rate applied	5.10%	6.70%	7.40%
Metal Beverage Packaging Americas
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 437	$ 437	$ 437
Excess of recoverable amount	$ 1,581	$ 1,085	$ 786
Pre‑tax discount rate applied	8.50%	9.60%	9.60%
Glass Packaging Europe
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 61	$ 62	$ 65
Excess of recoverable amount	$ 3,842	$ 2,222	$ 2,907
Pre‑tax discount rate applied	6.50%	8.50%	8.20%
Glass Packaging North America
Recoverable amount and carrying amount
Carrying amount of goodwill	$ 560	$ 560	$ 746
Excess of recoverable amount	$ 158		$ 859
Pre‑tax discount rate applied	7.20%		9.10%
Discontinued operations | Europe
Recoverable amount and carrying amount
Carrying amount of goodwill		$ 305